Subsequent Events (Details) (USD $)	12 Months Ended					3 Months Ended			0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Retalix, Ltd. [Member] General and Administrative Expenses [Member]	Feb. 05, 2013 Subsequent Event [Member] Maximum [Member]	Mar. 31, 2013 Subsequent Event [Member] U.S. Separation Plan [Member] Scenario, Forecast [Member]	Feb. 05, 2013 Subsequent Event [Member] Prior to Obtaining Investment Grade Rating [Member]	Feb. 05, 2013 Subsequent Event [Member] After Obtaining Investment Grade Rating [Member]	Feb. 06, 2013 Subsequent Event [Member] Retalix, Ltd. [Member]
Subsequent Event [Line Items]
Acquisition purchase price (in dollars per share)									$ 30.00
Purchase Consideration									$ 800,000,000
Acquisition cash purchase price, net of cash acquired	108,000,000	1,085,000,000	0						650,000,000
Acquisition-related transaction costs									8,000,000
Transaction expenses related to acquisition	23,000,000	37,000,000		3,000,000
Secured credit facility, incremental facility capacity	200,000,000
Secured credit facility, maximum secured leverage ratio eligible for incremental facility capacity							2.75
Secured credit facility, margin under then-applicable leverage ratio covenant eligible for incremental facility capacity								0.50
Restricted Payments Covenant					50,000,000
Expected reduction in postemployment liability						50,000,000
Expected postemployment benefit plan, settlement benefit						$ 14,000,000